Submission	Sep. 17, 2025
Submission [Line Items]
Central Index Key	0000850779
Registrant Name	Wells Fargo Commercial Mortgage Securities, Inc.
Registration File Number	333-282099
Form Type	SF-3
Submission Type	424H/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A